Material Accounting Policies - Summary of List of Subsidiaries in the Consolidated Financial Statements (Details)		12 Months Ended
	May 27, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	29.19%
OBOOK Inc.
Disclosure of subsidiaries [line items]
Main activities		Blockchain based e-commerce and software
Proportion of ownership interest in subsidiary		100.00%	100.00%
OwlTing Japan Inc.
Disclosure of subsidiaries [line items]
Main activities		Property management system provider
Proportion of ownership interest in subsidiary		100.00%	100.00%
OwlTing Malaysia SDN BHD
Disclosure of subsidiaries [line items]
Main activities		Property management system provider
Proportion of ownership interest in subsidiary		100.00%	100.00%
OwlTing Travel Service Inc.
Disclosure of subsidiaries [line items]
Main activities		Hospitality business
Proportion of ownership interest in subsidiary		100.00%	100.00%
OwlTing USA Inc.
Disclosure of subsidiaries [line items]
Main activities		Payment solutions
Proportion of ownership interest in subsidiary		100.00%	100.00%
OwlTing HK Inc. Limited
Disclosure of subsidiaries [line items]
Main activities		Information service and trading
Proportion of ownership interest in subsidiary		100.00%	100.00%
OwlTing (Thailand) CO. LTD
Disclosure of subsidiaries [line items]
Main activities		Property management system provider
Proportion of ownership interest in subsidiary		97.00%	97.00%
OwlTing EU LLC.
Disclosure of subsidiaries [line items]
Main activities		Payment solutions
Proportion of ownership interest in subsidiary		100.00%	100.00%
OwlPay Holdings PTE. LTD
Disclosure of subsidiaries [line items]
Main activities		Payment solutions
Proportion of ownership interest in subsidiary		100.00%	100.00%
OwlNest Inc.
Disclosure of subsidiaries [line items]
Main activities		Property management system provider
Proportion of ownership interest in subsidiary		100.00%	100.00%
OwlPay Japan Inc.
Disclosure of subsidiaries [line items]
Main activities		Payment solutions
Proportion of ownership interest in subsidiary	14.29%	85.71%	56.52%
PayNow Inc.
Disclosure of subsidiaries [line items]
Main activities		Payment gateway services
Proportion of ownership interest in subsidiary		99.38%
OwlPay Japan Inc.
Disclosure of subsidiaries [line items]
Main activities		Payment solutions
Proportion of ownership interest in subsidiary		14.29%	43.48%
OwlStay Inc.
Disclosure of subsidiaries [line items]
Main activities		Accommodation business
Proportion of ownership interest in subsidiary		100.00%	100.00%
PayNow Inc.
Disclosure of subsidiaries [line items]
Main activities		Payment gateway services
Proportion of ownership interest in subsidiary			99.38%